Quarterly Holdings Report
for
Fidelity® Dynamic Buffered Equity ETF
October 31, 2024
UBU-NPRT3-1224
1.9911153.100
Common Stocks - 98.5%
	Shares	Value ($)
UNITED STATES - 98.5%
Communication Services - 10.6%
Diversified Telecommunication Services - 1.1%
AT&T Inc (c)	2,745	61,873
Verizon Communications Inc (c)	825	34,757
		96,630
Entertainment - 1.6%
Netflix Inc (a)(c)	136	102,820
Playtika Holding Corp (c)	756	5,919
Walt Disney Co/The	308	29,630
		138,369
Interactive Media & Services - 7.0%
Alphabet Inc Class A (c)	1,029	176,073
Alphabet Inc Class C (c)	945	163,192
Meta Platforms Inc Class A (c)	461	261,654
		600,919
Media - 0.9%
Comcast Corp Class A (c)	1,736	75,810
TOTAL COMMUNICATION SERVICES		911,728

Consumer Discretionary - 9.8%
Automobiles - 1.2%
Ford Motor Co	2,574	26,486
Tesla Inc (a)	304	75,955
		102,441
Broadline Retail - 3.2%
Amazon.com Inc (a)(c)	1,483	276,431
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill Inc (a)	707	39,429
DoorDash Inc Class A (a)	57	8,932
International Game Technology PLC	2,101	42,692
Light & Wonder Inc Class A (a)	148	13,879
MGM Resorts International (a)	111	4,093
Travel + Leisure Co	71	3,395
		112,420
Household Durables - 0.6%
Garmin Ltd	188	37,290
Toll Brothers Inc	9	1,318
Tri Pointe Homes Inc (a)	388	15,687
		54,295
Specialty Retail - 3.5%
Abercrombie & Fitch Co Class A (a)	270	35,583
Bath & Body Works Inc	464	13,168
Carvana Co Class A (a)	236	58,365
Gap Inc/The	876	18,195
Home Depot Inc/The (c)	284	111,825
TJX Cos Inc/The	530	59,906
		297,042
TOTAL CONSUMER DISCRETIONARY		842,629

Consumer Staples - 3.9%
Beverages - 0.2%
Coca-Cola Co/The	41	2,678
PepsiCo Inc	104	17,272
		19,950
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	29	25,351
Kroger Co/The	185	10,317
Walmart Inc	858	70,314
		105,982
Household Products - 1.5%
Clorox Co/The	73	11,574
Colgate-Palmolive Co	512	47,980
Procter & Gamble Co/The	416	68,715
		128,269
Tobacco - 1.0%
Philip Morris International Inc	629	83,468
TOTAL CONSUMER STAPLES		337,669

Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp	11	1,637
Devon Energy Corp	1,175	45,449
EOG Resources Inc	195	23,782
Exxon Mobil Corp	1,129	131,845
		202,713
Financials - 14.3%
Banks - 3.6%
Bank of America Corp (c)	2,238	93,593
Citigroup Inc	920	59,036
JPMorgan Chase & Co (c)	700	155,345
		307,974
Capital Markets - 2.9%
Bank of New York Mellon Corp/The	138	10,400
Charles Schwab Corp/The (c)	854	60,489
CME Group Inc Class A (c)	170	38,311
LPL Financial Holdings Inc	32	9,029
MSCI Inc	39	22,277
S&P Global Inc	138	66,290
SEI Investments Co	609	45,529
		252,325
Consumer Finance - 0.4%
American Express Co (c)	134	36,190
Financial Services - 5.2%
Berkshire Hathaway Inc Class B (a)(c)	412	185,780
Block Inc Class A (a)	651	47,080
Equitable Holdings Inc	88	3,990
Mastercard Inc Class A (c)	231	115,405
PayPal Holdings Inc (a)(c)	757	60,030
Visa Inc Class A (c)	127	36,811
		449,096
Insurance - 2.2%
Aon PLC (c)	29	10,639
Cincinnati Financial Corp	194	27,321
Globe Life Inc	105	11,088
Marsh & McLennan Cos Inc (c)	208	45,394
Progressive Corp/The (c)	231	56,094
The Travelers Companies, Inc.	87	21,397
Unum Group (c)	118	7,572
Willis Towers Watson PLC	30	9,066
		188,571
TOTAL FINANCIALS		1,234,156

Health Care - 12.2%
Biotechnology - 3.6%
AbbVie Inc (c)	472	96,228
Amgen Inc	78	24,972
Biogen Inc (a)(c)	119	20,706
Exelixis Inc (a)(c)	1,530	50,796
Gilead Sciences Inc (c)	751	66,704
Incyte Corp (a)(c)	393	29,129
Neurocrine Biosciences Inc (a)	134	16,116
United Therapeutics Corp (a)	24	8,975
		313,626
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	477	54,077
Becton Dickinson & Co (c)	230	53,726
Stryker Corp	54	19,239
		127,042
Health Care Providers & Services - 2.0%
Cardinal Health Inc	351	38,091
Centene Corp (a)	146	9,090
Cigna Group/The	172	54,147
CVS Health Corp	356	20,100
UnitedHealth Group Inc (c)	86	48,547
		169,975
Health Care Technology - 0.2%
Veeva Systems Inc Class A (a)	75	15,662
Life Sciences Tools & Services - 1.2%
Medpace Holdings Inc (a)(c)	97	30,479
Thermo Fisher Scientific Inc	135	73,754
		104,233
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co (c)	1,223	68,207
Eli Lilly & Co (c)	93	77,166
Johnson & Johnson (c)	416	66,502
Merck & Co Inc (c)	682	69,782
Pfizer Inc (c)	1,473	41,685
		323,342
TOTAL HEALTH CARE		1,053,880

Industrials - 10.2%
Aerospace & Defense - 2.9%
GE Aerospace	240	41,227
Howmet Aerospace Inc	328	32,708
Lockheed Martin Corp (c)	113	61,705
Northrop Grumman Corp (c)	105	53,448
RTX Corp	204	24,682
Textron Inc (c)	482	38,762
		252,532
Building Products - 0.8%
Allegion plc	96	13,404
Trane Technologies PLC (c)	146	54,044
		67,448
Commercial Services & Supplies - 1.1%
Cintas Corp	266	54,745
Waste Management Inc	167	36,047
		90,792
Electrical Equipment - 0.4%
Eaton Corp PLC (c)	107	35,479
Ground Transportation - 1.9%
CSX Corp (c)	1,456	48,980
Lyft Inc Class A (a)	420	5,447
Norfolk Southern Corp	31	7,763
Uber Technologies Inc (a)(c)	559	40,276
Union Pacific Corp (c)	282	65,444
		167,910
Industrial Conglomerates - 0.1%
3M Co	128	16,444
Machinery - 1.4%
Caterpillar Inc (c)	202	75,992
Illinois Tool Works Inc	46	12,012
PACCAR Inc (c)	296	30,867
		118,871
Passenger Airlines - 0.3%
SkyWest Inc (a)	251	23,895
Professional Services - 1.3%
CACI International Inc (a)(c)	82	45,310
Leidos Holdings Inc (c)	170	31,137
SS&C Technologies Holdings Inc (c)	460	32,168
		108,615
TOTAL INDUSTRIALS		881,986

Information Technology - 31.6%
Communications Equipment - 1.6%
Arista Networks Inc (a)	84	32,461
Cisco Systems Inc	1,233	67,532
Motorola Solutions Inc	78	35,049
		135,042
IT Services - 0.0%
Twilio Inc Class A (a)	83	6,693
Semiconductors & Semiconductor Equipment - 12.4%
Advanced Micro Devices Inc (a)	7	1,008
Applied Materials Inc	348	63,190
Broadcom Inc	960	162,979
Cirrus Logic Inc (a)	137	15,045
KLA Corp	70	46,636
Lam Research Corp	140	10,409
Micron Technology Inc	597	59,491
Monolithic Power Systems Inc	23	17,464
NVIDIA Corp	4,646	616,804
QUALCOMM Inc (c)	448	72,921
		1,065,947
Software - 10.1%
Adobe Inc (a)(c)	167	79,839
Alarm.com Holdings Inc (a)	223	11,893
Clear Secure Inc Class A	8	294
DocuSign Inc (a)	105	7,285
Dropbox Inc Class A (a)	1,828	47,254
Gen Digital Inc	399	11,615
Microsoft Corp (c)	1,204	489,245
Oracle Corp	19	3,189
Pegasystems Inc	102	8,103
Salesforce Inc (c)	320	93,238
Servicenow Inc (a)	37	34,521
Teradata Corp (a)	1,067	34,389
Zoom Video Communications Inc Class A (a)	647	48,357
		869,222
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc (c)	2,850	643,844
TOTAL INFORMATION TECHNOLOGY		2,720,748

Materials - 1.8%
Chemicals - 1.0%
Ecolab Inc	211	51,849
Olin Corp	8	328
PPG Industries Inc	245	30,505
		82,682
Construction Materials - 0.5%
CRH PLC	481	45,902
Metals & Mining - 0.3%
Nucor Corp	218	30,921
TOTAL MATERIALS		159,505

Real Estate - 0.7%
Retail REITs - 0.4%
Simon Property Group Inc	214	36,192
Specialized REITs - 0.3%
American Tower Corp	35	7,473
Public Storage Operating Co	44	14,479
		21,952
TOTAL REAL ESTATE		58,144

Utilities - 1.0%
Electric Utilities - 0.9%
NextEra Energy Inc	708	56,109
NRG Energy Inc	86	7,774
OGE Energy Corp	73	2,919
Xcel Energy Inc	175	11,692
		78,494
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	83	10,372
TOTAL UTILITIES		88,866

TOTAL UNITED STATES		8,492,024
TOTAL COMMON STOCKS (Cost $7,854,101)		8,492,024

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $67,809)	4.87	67,796	67,810

Purchased Options - 0.6%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Mini Index	Chicago Board Options Exchange	37	2,111,017	500	11/15/24	2,609
S&P 500 Mini Index	Chicago Board Options Exchange	30	1,711,635	540	12/20/24	18,420
S&P 500 Mini Index	Chicago Board Options Exchange	35	1,996,908	555	01/17/25	38,045

						59,074
TOTAL PURCHASED OPTIONS (Cost $85,027)						59,074

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $8,006,937)	8,618,908
NET OTHER ASSETS (LIABILITIES) - 0.1%	6,691
NET ASSETS - 100.0%	8,625,599

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
S&P 500 Mini Index	Chicago Board Options Exchange	34	1,939,853	586.00	11/01/24	(68)
S&P 500 Mini Index	Chicago Board Options Exchange	34	1,939,853	594.00	11/08/24	(2,159)
S&P 500 Mini Index	Chicago Board Options Exchange	36	2,053,962	601.00	11/15/24	(1,944)
S&P 500 Mini Index	Chicago Board Options Exchange	36	2,053,962	599.00	11/22/24	(4,374)

						(8,545)
TOTAL WRITTEN OPTIONS						(8,545)

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $1,069,102.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	-	280,050	212,240	2,135	-	-	67,810	0.0%
Total	-	280,050	212,240	2,135	-	-	67,810

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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